Notes to the Consolidated Statement of Cash Flows - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Notes to Consolidated Statement of Cash Flows [Line Items]
Non cash additions to interest-bearing advanced funding	$ 130.3	$ 119.7
Non cash fair value (gain) loss of warrant liability	(20.9)	6.2
Non-cash additions to right-of-use assets	23.2	0.7	$ 0.5
Non-cash additions to lease liabilities	23.7	0.7	0.5
Convertible redeemable preferred shares
Disclosure of Notes to Consolidated Statement of Cash Flows [Line Items]
Fair value loss of convertible redeemable preferred shares			80.0
Other Payables and Accruals
Disclosure of Notes to Consolidated Statement of Cash Flows [Line Items]
Non-cash additions to other non-current assets	26.5	7.6	5.2
Non-cash additions to property, plant and equipment	$ 5.1	6.7	$ 8.6
Nanjing Probio Biotech Co., Ltd. and Jiangsu GenScript Probio Biotech Co., Ltd.
Disclosure of Notes to Consolidated Statement of Cash Flows [Line Items]
Non-cash prepayment in exchange of research and development service		$ 1.5